UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    11/05/2008
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           68
                                         -----------
Form 13F Information Table Value Total:     $219,638
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                           000375204     5570  287120 SH       Sole             34525      0 252595
BP P L C SPONSORED ADR                          055622104      496    9878 SH       Sole                        0   9878
ROYAL DUTCH SHELL CL A                          780259206      606   10272 SH       Sole                        0  10272
3M CO                          COM              88579Y101     5363   78516 SH       Sole              9700      0  68816
ABBOTT LABORATORIES            COM              002824100      218    3792 SH       Sole                        0   3792
ALTRIA GROUP INC               COM              02209S103      516   26000 SH       Sole                        0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      438   12376 SH       Sole                        0  12376
APPLE COMPUTER INC             COM              037833100      300    2640 SH       Sole                        0   2640
BANK OF AMERICA CORP           COM              060505104     5383  153801 SH       Sole             20850      0 132951
BERKSHIRE HATHAWAY INC CL B    COM              084670207      105      24 SH       Sole                 9      0     15
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       70   33414 SH       Sole                        0  33414
BRISTOL MYERS SQUIBB CO        COM              110122108      854   40971 SH       Sole                        0  40971
BURLINGTON NRTHN SANTA COM     COM              12189T104      214    2313 SH       Sole                        0   2313
CHEVRON CORP                   COM              166764100     8300  100625 SH       Sole             12475      0  88150
CISCO SYSTEMS INC              COM              17275R102     5610  248654 SH       Sole             23863      0 224791
CITIGROUP INC                  COM              172967101      520   25374 SH       Sole                        0  25374
CLARUS CORP DEL                COM              182707109       85   16600 SH       Sole                        0  16600
COCA COLA CO                   COM              191216100     7792  147343 SH       Sole             20700      0 126643
DEERE & CO COM                 COM              244199105      866   17492 SH       Sole                        0  17492
DELL INC                       COM              24702R101     2738  166117 SH       Sole             25450      0 140667
DISNEY WALT CO                 COM              254687106     7095  231168 SH       Sole             24125      0 207043
DOW CHEMICAL CO                COM              260543103      217    6820 SH       Sole                        0   6820
E I DU PONT DE NEMOURS & CO    COM              263534109      217    5388 SH       Sole              2000      0   3388
EMERSON ELECTRIC CO            COM              291011104      428   10500 SH       Sole                        0  10500
EQUITABLE RES INC COM          COM              294549100      257    7000 SH       Sole                        0   7000
EXXON MOBIL CORP               COM              30231G102    14999  193138 SH       Sole             17888      0 175250
GAIT LANGER INC                COM              515707107       49   52939 SH       Sole                        0  52939
GENERAL ELECTRIC CO            COM              369604103     8377  328503 SH       Sole             35325      0 293178
GENERAL MILLS INC              COM              370334104      660    9600 SH       Sole                        0   9600
HONEYWELL INTL INC             COM              438516106     5258  126557 SH       Sole             16675      0 109882
INTEL CORP                     COM              458140100     4541  242467 SH       Sole             37650      0 204817
INTERNATIONAL BUSINESS MACHINE COM              459200101     7282   62261 SH       Sole              6985      0  55276
ITT INDUSTRIES INC             COM              450911102      229    4113 SH       Sole                        0   4113
J P MORGAN CHASE AND CO        COM              46625H100     7065  151279 SH       Sole             19850      0 131429
JOHNSON AND JOHNSON CO         COM              478160104     8951  129202 SH       Sole             16525      0 112677
KRAFT FOODS INC CL A           COM              50075N104      589   17992 SH       Sole                        0  17992
MCCORMICK & CO INC NON-VOTING  COM              579780206     3968  103186 SH       Sole             19100      0  84086
MCDONALDS CORP                 COM              580135101     1208   19578 SH       Sole                        0  19578
MEDTRONIC INC                  COM              585055106     7171  143124 SH       Sole             19950      0 123174
MERCK AND CO INC               COM              589331107     7237  229293 SH       Sole             20825      0 208468
MICROSOFT CORP                 COM              594918104     9690  363069 SH       Sole             41800      0 321269
NORTHERN TRUST CORP            COM              665859104     4493   62226 SH       Sole              9675      0  52551
PEPSICO INC                    COM              713448108     1017   14268 SH       Sole                        0  14268
PFIZER INC                     COM              717081103     1355   73476 SH       Sole                        0  73476
PHILIP MORRIS INTL INC COM     COM              718172109     1251   26000 SH       Sole                        0  26000
PROCTER AND GAMBLE CO          COM              742718109     9840  141203 SH       Sole             19342      0 121861
SCHERING PLOUGH CORP COM       COM              806605101     6500  351915 SH       Sole             42750      0 309165
SCHLUMBERGER LTD               COM              806857108     1862   23850 SH       Sole                        0  23850
SEALED AIR CORP NEW            COM              81211K100      424   19300 SH       Sole                        0  19300
TEXAS INSTRUMENTS INC          COM              882508104     2914  135519 SH       Sole             15875      0 119644
UNITED TECHNOLOGIES CORP       COM              913017109     6137  102181 SH       Sole             13000      0  89181
WAL MART STORES INC            COM              931142103      329    5500 SH       Sole              1000      0   4500
WEYERHAEUSER CO                COM              962166104      273    4500 SH       Sole                        0   4500
WYETH COM                      COM              983024100      485   13120 SH       Sole                        0  13120
JAPAN INDEX FD (MSCI)                           464286848     4736  444241 SH       Sole             56120      0 388121
DOW JONES INDUSTRIAL INDEX (DI                  252787106     3572   32964 SH       Sole               786      0  32178
ENERGY SECTOR (SPDR)                            81369Y506      696   10989 SH       Sole               265      0  10724
HEALTHCARE SECTOR (SPDR)                        81369Y209     1483   49364 SH       Sole              1306      0  48058
INDUSTRIALS SECTOR (SPDR)                       81369Y704      262    8520 SH       Sole               275      0   8245
ISHARES TR DJ US TECH SEC                       464287721      379    7995 SH       Sole               275      0   7720
ISHARES TR GLDM SCHS SEMI                       464287523      429   10590 SH       Sole               290      0  10300
ISHARES TR NASDAQ BIOTECH INDX                  464287556     4573   56206 SH       Sole              6920      0  49286
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     6422   43778 SH       Sole              6500      0  37278
POWERSHARES ETF TRUST DYN EN E                  73935x658     5289  256001 SH       Sole             36710      0 219291
POWERSHARES ETF TRUST DYN OIL                   73935X625      236   10865 SH       Sole               200      0  10665
POWERSHARES ETF TRUST WATER RE                  73935X575     5216  283491 SH       Sole             34735      0 248756
POWERSHARES QQQ TR SER 1                        73935a104      488   12550 SH       Sole                        0  12550
STANDARD & POORS 500 INDEX (SP                  78462F103     7445   64186 SH       Sole              1671      0  62515